CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 237,060,422	$ 228,861,009	$ 246,600,917	$ 119,477,298
Prepaid expenses	1,465,287	382,569
Total assets	626,558,344	673,369,602
Current Liabilities
Accrued liabilities and other payables	6,799,128	5,818,060
Total liabilities	327,429,676	343,302,282
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital		4,978,698
Treasury stock	(498,799)	(414,063)
Retained earnings	127,963,861	163,276,046
Accumulated comprehensive income	31,245,488	21,808,521
Total stockholders' equity	299,128,668	330,067,320	298,427,836	167,812,002
Total liabilities and stockholders' equity	626,558,344	673,369,602
Parent Company [Member]
Assets
Cash	4,368,588	7,645,949	11,621,907	5,552,387
Prepaid expenses	30,000
Investments in subsidiaries	294,843,080	322,526,371
Total assets	299,241,668	330,172,320
Current Liabilities
Accrued liabilities and other payables	113,000	105,000
Total liabilities	113,000	105,000
Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid-in capital		4,978,698
Treasury stock	(498,799)	(414,063)
Retained earnings	127,963,861	163,276,046
Accumulated comprehensive income	31,245,488	21,808,521
Total stockholders' equity	299,128,668	330,067,320
Total liabilities and stockholders' equity	$ 299,241,668	$ 330,172,320